Note 4 - Loans - Composition of Net Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Loans		$ 585,591	$ 571,847
Allowance for Loan Losses		(5,264)	(4,513)
Consumer Portfolio Segment [Member]
Loans		15,730	13,949
Financial Assets Non Purchased Loans [Member]
Loans		585,591	571,847
Unearned Income		0	0
Allowance for Loan Losses		(5,264)	(4,513)
Loans, net		580,327	567,334
Financial Assets Non Purchased Loans [Member] | Real Estate Segment [Member]
Loans		472,857	464,776
Financial Assets Non Purchased Loans [Member] | Real Estate Segment [Member] | Land Development And Construction Loans [Member]
Loans		52,731	71,898
Financial Assets Non Purchased Loans [Member] | Real Estate Segment [Member] | Farmland Loan [Member]
Loans		11,437	13,114
Financial Assets Non Purchased Loans [Member] | Real Estate Segment [Member] | Family Mortgages 1-4 [Member]
Loans		92,148	98,525
Financial Assets Non Purchased Loans [Member] | Real Estate Segment [Member] | Commercial Real Estate [Member]
Loans		316,541	281,239
Financial Assets Non Purchased Loans [Member] | Business Loans [Member]
Loans		97,004	93,122
Financial Assets Non Purchased Loans [Member] | Business Loans [Member] | Commercial and Industrial Loans [Member]
Loans	[1]	96,500	92,501
Financial Assets Non Purchased Loans [Member] | Business Loans [Member] | Farm Production and Other Farm Loans [Member]
Loans		504	621
Financial Assets Non Purchased Loans [Member] | Consumer Portfolio Segment [Member]
Loans		15,730	13,949
Financial Assets Non Purchased Loans [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Loans		2,738	1,963
Financial Assets Non Purchased Loans [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans		$ 12,992	$ 11,986

[1]	Includes Paycheck Protection Program ("PPP") loans of